Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (93,378)	$ (9,605)
Adjustments to reconcile net loss to cash used in operating activities:
Share-based compensation expense	14,818	535
Depreciation	120	15
Redeemable preferred shares fair value adjustment	(75)	70
Warrant liability fair value adjustment	21,859	1,670
Convertible notes fair value adjustment		201
Gain on settlement of warrant liability		(466)
Equity in losses from investee	62
Other	(56)	(725)
Changes in assets and liabilities:
Prepaid assets	(15,598)	(408)
Other current assets	(821)	(231)
Other long-term assets	(230)
Accounts payable and accrued liabilities	8,716	1,347
Accounts payable and accrued liabilities – related party	4	226
Other current liabilities	12
Deferred income	1,431
Other long-term liabilities		35
Net cash used in operating activities	(63,136)	(7,336)
Cash flows from investing activities
Purchases of property and equipment	(13,775)	(71)
Investment in convertible note	(20,000)
Purchases of other long-term assets	(12)
Net cash used in investing activities	(33,787)	(71)
Cash flows from financing activities
Proceeds from Business Combination	70,836
Proceeds from PIPE Investment	600,000
Capital contributions - ordinary shares		12,351
Issuance cost	(26,334)	(799)
Proceeds from issuance of redeemable preferred shares	7,500	7,500
Payments for the Norway Demerger	(3,002)
Proceeds from issuance of convertible debt		1,104
Proceeds from issuance of convertible debt - related party		427
Payments related to convertible debt		(125)
Net cash provided by financing activities	649,000	20,458
Effect of changes in foreign exchange rates on cash, cash equivalents, and restricted cash	(1,395)	1,637
Net increase in cash, cash equivalents, and restricted cash	550,682	14,688
Cash, cash equivalents, and restricted cash at beginning of period	14,945	257
Cash, cash equivalents, and restricted cash at end of period	565,627	14,945
Supplementary disclosures of cash flow information
Cash paid for interest	3	14
Cash paid for income taxes
Supplementary disclosures for noncash activities
Warrant liability assumed from business combination	27,265
Settlement of redeemable preferred shares through issuance of ordinary shares	14,895
Reclassification of share-based compensation expense from equity to liability	8,984
Accrued purchases of property and equipment	7,559
Investment in equity method investment through assumption of liability	3,000
Settlement of accrued liabilities through issuance of non-employee warrants	460
Settlement of other long-term liabilities through issuance of employee options	38
Net liabilities assumed from Business Combination	149
Reconciliation to consolidated balance sheets
Cash and cash equivalents	563,956	14,749
Restricted cash	1,671	196
Cash, cash equivalents, and restricted cash	$ 565,627	$ 14,945